Munder Series Trust

480 Pierce Street

Birmingham, MI 48009

May 27, 2005

VIA EDGAR CORRESPONDENCE

Christian Sandoe, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20529

Re:	Munder Series Trust (File Nos. 333-102943, 811-21294)

Dear Mr. Sandoe:

Pursuant to your conversation yesterday with Ryan M. Louvar of State Street Bank and Trust Company, the Sub-Administrator of Munder Series Trust (“Trust”), please find attached the insert (the “Insert”) containing performance information of similar separately managed accounts to be included following the portfolio manager disclosure on page 21 of the prospectus of the Munder Small-Mid Cap Fund (the “Fund”). The Fund’s prospectus was included in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) as filed via EDGAR on May 11, 2005 pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act) to register the Fund, and is scheduled to become effective 75 days thereafter.

We are hopeful that you will be able to provide comments to the Amendment, including the Insert, on or before June 24, 2005 (i.e., 45 days after filing the Amendment). As discussed with Mr. Louvar, the Trust intends to respond to your comments as soon as possible after receipt and file Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A (“PEA 11”) via EDGAR pursuant to Rule 485(a) under the 1933 Act, along with a request that PEA 11 be accelerated with an effective date of July 1, 2005.

We appreciate your time and attention to these matters. Please call Jennifer Epstein of Dechert LLP, the Fund’s counsel at (202) 261-3446 if you have any questions.

Sincerely yours,

/s/ Melanie Mayo West
Melanie Mayo West
Assistant Secretary

cc:	Jane A. Kanter